EQUITY INCOME (LOSS) OF AFFILIATES	12 Months Ended
Dec. 31, 2017
EQUITY INCOME (LOSS) OF AFFILIATES
EQUITY INCOME (LOSS) OF AFFILIATES

NOTE 12   EQUITY INCOME (LOSS) OF AFFILIATES

	Years Ended December 31,
	2017	2016	2015
TMAC Resources Inc.	$(6)	$(7)	$(7)
Minera La Zanja S.R.L.	(5)	—	(30)
Euronimba Ltd.	(5)	(6)	(9)
Novo Resources Corp.	—	—	1
	$(16)	$(13)	$(45)

TMAC Resources Inc.

Newmont holds a 28.79% interest in TMAC. Refer to Note 19 for additional information.

Minera La Zanja S.R.L.

Newmont holds a 46.94% interest in Minera La Zanja, S.R.L. (“La Zanja”), a gold mine near the city of Cajamarca, Peru. The remaining interest is held by Compañia de Minas Buenaventura, S.A.A. (“ Buenaventura”). The mine commenced operations in September 2011 and is operated by Buenaventura.

Euronimba Ltd.

Newmont holds a 45% interest in Euronimba Ltd. (“Euronimba”), with the remaining interests held by BHP Billiton (45%) and Areva (10%). Euronimba owns 95% of the Nimba iron ore project located in the Republic of Guinea.

Novo Resources Corp.

In September 2016, Novo Resources Corp. (“Novo”) issued 765,115 common shares to Talga Resources Ltd. for payment of the purchase price for certain projects. As a result, Newmont now accounts for its investment in Novo at fair value as it no longer qualifies as an equity method investment. For a more detailed discussion, see Note 19.